SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2021
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS
9.	SHORT-TERM BORROWINGS

Short-term borrowings were RMB 229,250 and RMB 259,658 as of December 31, 2020 and 2021, respectively, all of which consisted of borrowings from financial institutions and are repayable within one year. As of December 31, 2021, the Group had an undrawn balance of RMB270,342 under the credit facilities agreement. All of these borrowings were unsecured and accrue interest at an average annual interest rate of 5.32% and 4.35% for the years ended December 31, 2020 and 2021, respectively.

9.	SHORT-TERM BORROWINGS (Continued)

In September 2019, 1 Pharmacy Technology entered into a credit agreement with China Merchant Bank (CMB) which provides a revolving credit facility that allows 1 Pharmacy Technology to borrow up to RMB 100,000 for working capital purpose in one year. In October 2020, 1 Pharmacy Technology renewed the credit agreement that allowed 1 Pharmacy Technology to borrow up to RMB 300,000 for working capital purposes in one year, and in November 2021, 1 Pharmacy Technology renewed the credit agreement for another one year. Any draw down on the credit facility will be charged with interest at one-year loan prime rate published by People’s Bank of China plus 0.30%. The borrowings were guaranteed by Yihao Pharmacy. During the year ended December 31, 2020 and 2021, RMB229,666 and RMB331,837 were drawn on above credit facility and RMB159,666 and RMB232,179 were repaid, with the balance of RMB100,000 and RMB199,658 outstanding as of December 31, 2020 and 2021, respectively. The interest rate range for the borrowings in 2020 and 2021 were from 4.10% to 4.35 % per annum.

In June 2020, 1 Pharmacy Technology entered into a credit agreement with Industrial Bank (IB) which provides a revolving credit facility that allows 1 Pharmacy Technology to borrow up to RMB 100,000 for working capital purpose in one year. Any draw down on the credit facility will be charged with interest at one-year loan prime rate published by People’s Bank of China minus 0.35%. In June 2021, the credit agreement was renewed and allows 1 Pharmacy Technology to borrow up to RMB 200,000 for working capital purpose in seven months. Any draw down on the credit facility will be charged with interest at one-year loan prime rate published by People’s Bank of China plus 0.78%. The borrowings in the years ended December 31, 2020 and 2021were guaranteed by Yihao Pharmacy. During the years ended December 31, 2020 and 2021, RMB 9,850 and RMB 30,000 were drawn on this credit facility , RMB 9,850 were repaid in 2021, with the balance of RMB 9,850 and RMB 30,000 outstanding as of December 31, 2020 and 2021, respectively.

The Group entered into a revolving credit facility with China Zheshang Bank (CZB) that allows the Group to borrow up to RMB 500,000 for working capital purpose since December 2018 and renewed in December 2020 which will expire in two years. Cash deposits or notes receivable are required to be pledged for any draw down of borrowings and notes payables from CZB. During 2020, Yihao Pharmacy repaid RMB 65,081 borrowed from China Zheshang Bank (CZB) with no balance outstanding as of December 31, 2020. The interest rate for the borrowings in 2020 was 4.35% per annum. No loan with China Zheshang Bank (CZB) was entered in 2021. 1 Pharmacy Technology obtained loan of RMB 40,000 from Shanghai Pudong Technology Financial Service Co., Ltd. with annual interest rate of 8.5% in May 2020. The borrowing was guaranteed by Yihao Pharmacy. 1 Pharmacy Technology repaid RMB 40,000 in 2021 with no balance outstanding as of December 31, 2021. 1 Pharmacy Technology also borrowed RMB 10,000 from China Construction Bank (CCB) in 2020 and paid back in 2021. The loan agreement with CCB includes covenants that Debt to Asset Ratio of 1 Pharmacy Technology should be no more than 70%, and the Liquidity Ratio should be no less than 1.0. 1 Pharmacy Technology was in compliance with the covenants as of payment due date in 2021.

The Group also obtained loans from several other financial institutions. During the years ended December 31, 2020 and 2021, RMB109,250 and RMB45,000 were borrowed, RMB39,850 and RMB84,400 were repaid, with the balance of RMB69,400 and RMB30,000 outstanding as of December 31, 2020 and 2021, respectively. The interest rate range for the borrowings was from 3.50% to 4.60% per annum in 2020 and 4.15 % to 4.60% per annum in 2021.